GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Nov. 27, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS
NOTE 3:	GOODWILL AND OTHER INTANGIBLE ASSETS

The changes in the carrying amount of goodwill by business segment for the years ended November 27, 2016, and November 29, 2015, were as follows:

	Americas	Europe	Asia	Total
	(Dollars in thousands)
Balance, November 30, 2014	$207,419	$29,937	$1,565	$238,921
Additions	424	137	—	561
Foreign currency fluctuation	(27)	(4,050)	(364)	(4,441)

Balance, November 29, 2015	207,816	26,024	1,201	235,041
Additions	—	—	—	—
Foreign currency fluctuation	(93)	(683)	15	(761)

Balance, November 27, 2016	$207,723	$25,341	$1,216	$234,280

Other intangible assets, net, were as follows:

	November 27, 2016			November 29, 2015
	Gross Carrying Value	Accumulated Amortization	Total	Gross Carrying Value	Accumulated Amortization	Total
	(Dollars in thousands)
Non-amortized intangible assets:
Trademarks	$42,743	$—	$42,743	$42,743	$—	$42,743
Amortized intangible assets:
Acquired contractual rights	2,843	(2,640)	203	6,954	(6,347)	607
Customer lists	—	—	—	15,915	(15,915)	—

Total	$45,586	$(2,640)	$42,946	$65,612	$(22,262)	$43,350

For the years ended November 27, 2016, November 29, 2015, and November 30, 2014, amortization of these intangible assets was $0.2 million, $2.1 million and $2.8 million, respectively. The amortization of these intangible assets in the succeeding fiscal years is immaterial.

As of November 27, 2016, there was no impairment to the carrying value of the Company’s goodwill or non-amortized intangible assets.